Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	September 30, 2015	December 31, 2014
Machinery and equipment	$1,361	$1,357
Computer equipment	315	294
Office equipment	203	203
Leasehold improvements	756	756
Construction in progress	2	—

	2,637	2,610
Less: accumulated depreciation and amortization	(2,178)	(1,896)

Property and equipment, net	$459	$714

Depreciation expenses for the three and nine months ended September 30, 2015 were $93,000 and $287,000, respectively. During the same periods in the prior year, depreciation expenses were $101,000 and $302,000, respectively.

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2014	December 31, 2013
Machinery and equipment	$1,357	$1,170
Computer equipment	294	246
Office equipment	203	203
Leasehold improvements	756	745

	2,610	2,364
Less: accumulated depreciation and amortization	(1,896)	(1,534)

Property and equipment, net	$714	$830

Depreciation expense for the years ended December 31, 2014 and 2013 were $396,000 and $403,000, respectively.